Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Measurements
Fair Value Measurements for reconciliation of bullion holdings

	December 31, 2017	December 31, 2016
	$	$
Balance at beginning of year	103,410,101	95,805,143
Sales	(952,534)	-
Redemptions for physical bullion	(12,509,162)	(3,848,200)
Realized losses on sales and redemptions for physical bullion	(1,379,037)	(2,244,538)
Change in unrealized gains (losses)	36,755,873	13,697,696
Balance at end of year	125,325,241	103,410,101